NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.4%
Common Stocks — 96.0%
Aluminum — 0.3%
Alcoa Corp.*	64,775	$ 1,300,034
Commodity Chemicals — 2.6%
Dow, Inc.	104,340	4,971,801
LyondellBasell Industries NV (Class A Stock)	51,060	4,568,338
		9,540,139
Construction Machinery & Heavy Trucks — 0.5%
Caterpillar, Inc.	14,805	1,870,020
Construction Materials — 1.9%
HeidelbergCement AG (Germany)	42,040	3,044,212
Vulcan Materials Co.	26,780	4,050,207
		7,094,419
Copper — 0.3%
First Quantum Minerals Ltd. (Zambia)	156,533	1,315,026
Diversified Metals & Mining — 8.3%
BHP Group Ltd. (Australia)	550,520	13,688,343
Rio Tinto PLC (Australia)	216,661	11,226,578
South32 Ltd. (Australia)	872,810	1,541,331
Sumitomo Metal Mining Co. Ltd. (Japan)	59,500	1,854,297
Teck Resources Ltd. (Canada), (Class B Stock)	155,354	2,518,779
		30,829,328
Electric Utilities — 1.0%
Orsted A/S (Denmark), 144A	40,011	3,722,478
Fertilizers & Agricultural Chemicals — 4.0%
CF Industries Holdings, Inc.	61,090	3,005,628
Corteva, Inc.	72,005	2,016,140
FMC Corp.	55,235	4,843,005
Nutrien Ltd. (Canada)	101,145	5,038,736
		14,903,509
Gold — 2.4%
Barrick Gold Corp. (Canada)	239,881	4,149,958
Newmont Goldcorp Corp.	128,055	4,855,846
		9,005,804
Heavy Electrical Equipment — 0.4%
Siemens Gamesa Renewable Energy SA (Spain)	102,055	1,385,139
Industrial Gases — 6.4%
Air Liquide SA (France)	39,825	5,673,572
Air Products & Chemicals, Inc.	33,920	7,525,491
Linde PLC (United Kingdom)	54,260	10,511,247
		23,710,310
Integrated Oil & Gas — 29.5%
BP PLC (United Kingdom)	2,372,456	15,026,652
Chevron Corp.	204,950	24,307,070
Equinor ASA (Norway)	190,625	3,616,239
Exxon Mobil Corp.	342,805	24,205,461
Occidental Petroleum Corp.	198,950	8,847,306
	Shares	Value
Common Stocks (continued)
Integrated Oil & Gas (cont’d.)
Royal Dutch Shell PLC (Netherlands), (Class A Stock)	395,620	$ 11,594,549
Royal Dutch Shell PLC (Netherlands), (Class B Stock)	323,523	9,535,328
TOTAL SA (France)	243,056	12,674,079
		109,806,684
Metal & Glass Containers — 1.0%
Crown Holdings, Inc.*	57,695	3,811,332
Oil & Gas Equipment & Services — 2.4%
Baker Hughes a GE Co.	78,495	1,821,084
Schlumberger Ltd.	213,305	7,288,632
		9,109,716
Oil & Gas Exploration & Production — 9.4%
ConocoPhillips	129,620	7,385,748
Continental Resources, Inc. *	76,720	2,362,209
Diamondback Energy, Inc.	62,540	5,622,971
EOG Resources, Inc.	80,111	5,945,838
Hess Corp.	44,880	2,714,342
Parsley Energy, Inc. (Class A Stock)	237,915	3,996,972
Pioneer Natural Resources Co.	27,871	3,505,336
WPX Energy, Inc. *	317,775	3,365,237
		34,898,653
Oil & Gas Refining & Marketing — 5.9%
Marathon Petroleum Corp.	108,975	6,620,231
Neste OYJ (Finland)	118,007	3,908,631
Phillips 66	50,785	5,200,384
Valero Energy Corp.	74,437	6,345,010
		22,074,256
Oil & Gas Storage & Transportation — 8.3%
Enbridge, Inc. (Canada)	67,538	2,370,470
Kinder Morgan, Inc.	387,575	7,987,921
ONEOK, Inc.	90,805	6,691,420
TC Energy Corp. (Canada)	103,780	5,373,671
Williams Cos., Inc. (The) (a)	347,565	8,362,414
		30,785,896
Packaged Foods & Meats — 0.5%
Sanderson Farms, Inc.	13,070	1,977,883
Precious Metals & Minerals — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa), Private Placement (original cost $1,102,975; purchased 11/27/07)^*(f)	129,100	—
Railroads — 2.0%
Kansas City Southern	27,990	3,722,950
Union Pacific Corp.	22,245	3,603,245
		7,326,195
Renewable Electricity — 1.2%
Pattern Energy Group, Inc. (Class A Stock)	48,605	1,308,933
A1

NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Renewable Electricity (cont’d.)
TerraForm Power, Inc. (Class A Stock)	168,410	$ 3,069,272
		4,378,205
Semiconductor Equipment — 0.4%
SolarEdge Technologies, Inc.*	17,175	1,437,891
Semiconductors — 1.0%
First Solar, Inc.*	63,085	3,659,561
Specialty Chemicals — 5.8%
Axalta Coating Systems Ltd. *	117,840	3,552,876
DuPont de Nemours, Inc.	64,390	4,591,651
Ecolab, Inc.	43,698	8,653,952
Shin-Etsu Chemical Co. Ltd. (Japan)	43,700	4,717,477
		21,515,956
Trading Companies & Distributors — 0.5%
United Rentals, Inc.*	15,365	1,915,094

Total Common Stocks (cost $315,458,752)		357,373,528
Exchange-Traded Fund — 1.4%
Invesco Solar ETF(a)	180,030	5,287,481
(cost $4,270,111)

Total Long-Term Investments (cost $319,728,863)		362,661,009
Short-Term Investments — 5.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	10,782,406	10,782,406
PGIM Institutional Money Market Fund (cost $11,001,135; includes $10,982,108 of cash collateral for securities on loan)(b)(w)	11,000,469	11,001,569

Total Short-Term Investments (cost $21,783,541)		21,783,975

TOTAL INVESTMENTS—103.3% (cost $341,512,404)		384,444,984

Liabilities in excess of other assets — (3.3)%		(12,164,614)

Net Assets — 100.0%		$ 372,280,370

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ETF	Exchange-Traded Fund

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,702,986; cash collateral of $10,982,108 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security; the original cost of such security is $1,102,975. The value of $0 is 0.0% of net assets.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2